Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,536	€ 1,679
Total assets	1,090,974	1,023,856
Total liabilities	€ 1,037,653	€ 970,158
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held	23.00%	23.00%
Fair value of listed invest-ments	€ 1,100	€ 1,164
Balance sheet value	1,191	1,266
Total assets	44,989	49,147
Total liabilities	38,627	42,554
Total income	434	1,474
Total expenses	306	1,050
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 345	€ 412